Risk management and financial instruments - By Maturity (Details) (Interest Rate Swap, USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Outstanding principal amount	$ 7,918	$ 9,776
2015
Derivative [Line Items]
Outstanding principal amount	50
Pay rate, lower limit	4.63%
Pay rate, upper limit	4.63%
2016
Derivative [Line Items]
Outstanding principal amount	1,350
Pay rate, lower limit	2.14%
Pay rate, upper limit	3.36%
2017
Derivative [Line Items]
Outstanding principal amount	35
Pay rate, lower limit	3.83%
Pay rate, upper limit	3.83%
2018
Derivative [Line Items]
Outstanding principal amount	1,428
Pay rate, lower limit	0.74%
Pay rate, upper limit	3.80%
2019
Derivative [Line Items]
Outstanding principal amount	1,000
Pay rate, lower limit	2.83%
Pay rate, upper limit	3.34%
2020
Derivative [Line Items]
Outstanding principal amount	707
Pay rate, lower limit	1.11%
Pay rate, upper limit	1.36%
2021
Derivative [Line Items]
Outstanding principal amount	3,141
Pay rate, lower limit	1.36%
Pay rate, upper limit	2.19%
2022
Derivative [Line Items]
Outstanding principal amount	$ 207
Pay rate, lower limit	1.38%
Pay rate, upper limit	1.38%